Information about QVC's Operating Segments (Revenue and Adjusted OIBDA by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	$ 2,014	$ 1,961	$ 4,000	$ 3,935	$ 8,623	$ 8,516	$ 8,268
Adjusted OIBDA	439	434	851	838	1,841	1,828	1,733
QVC-U.S.
Segment Reporting Information [Line Items]
Net revenue	1,352	1,312	2,657	2,609	5,844	5,585	5,412
Adjusted OIBDA	325	320	626	611	1,352	1,292	1,225
QVC-Japan
Segment Reporting Information [Line Items]
Net revenue	223	260	457	516	1,024	1,247	1,127
Adjusted OIBDA	43	57	90	111	212	279	241
QVC-Germany
Segment Reporting Information [Line Items]
Net revenue	227	207	477	457	971	956	1,068
Adjusted OIBDA	40	35	79	78	173	179	199
QVC-U.K.
Segment Reporting Information [Line Items]
Net revenue	178	153	343	293	657	641	626
Adjusted OIBDA	33	26	60	45	118	104	111
QVC-Italy
Segment Reporting Information [Line Items]
Net revenue	34	29	66	60	127	87	35
Adjusted OIBDA	$ (2)	$ (4)	$ (4)	$ (7)	$ (14)	$ (26)	$ (43)